UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21121
Investment Company Act File Number

Small-Cap Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

December 31
Date of Fiscal Year End

September 30, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Small-Cap Portfolio	as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.2%

Security	Shares	Value
Aerospace & Defense — 2.6%
Alliant Techsystems, Inc.(1)	18,240	$1,419,984
TransDigm Group, Inc.(1)	20,000	996,200

		$2,416,184

Air Freight & Logistics — 0.7%
HUB Group, Inc., Class A(1)	28,880	$659,908

		$659,908

Auto Components — 0.9%
Dana Holding Corp.(1)	118,750	$808,688

		$808,688

Beverages — 1.0%
Central European Distribution Corp.(1)	28,120	$921,211

		$921,211

Biotechnology — 0.7%
Martek Biosciences Corp.(1)	29,330	$662,565

		$662,565

Building Products — 1.3%
Armstrong World Industries, Inc.(1)	36,620	$1,261,925

		$1,261,925

Capital Markets — 4.4%
Affiliated Managers Group, Inc.(1)	26,250	$1,706,512
Artio Global Investors, Inc.(1)	26,390	690,099
Lazard, Ltd., Class A	42,080	1,738,325

		$4,134,936

Chemicals — 3.8%
Calgon Carbon Corp.(1)	87,360	$1,295,549
Rockwood Holdings, Inc.(1)	34,620	712,133
Terra Industries, Inc.	44,550	1,544,549

		$3,552,231

Commercial Banks — 0.3%
Iberiabank Corp.	3,310	$150,804
Sterling Bancshares, Inc.	18,490	135,162

		$285,966

Commercial Services & Supplies — 2.2%
Bowne & Co., Inc.	96,956	$746,561
Clean Harbors, Inc.(1)	22,950	1,291,167

		$2,037,728

Communications Equipment — 1.6%
Brocade Communications Systems, Inc.(1)	187,700	$1,475,322

		$1,475,322

Computers & Peripherals — 2.0%
Stratasys, Inc.(1)	109,245	$1,874,644

		$1,874,644

Security	Shares	Value
Construction & Engineering — 3.8%
Foster Wheeler AG(1)	44,420	$1,417,442
Shaw Group, Inc. (The)(1)	28,770	923,229
Tutor Perini Corp.(1)	57,220	1,218,786

		$3,559,457

Distributors — 1.5%
LKQ Corp.(1)	76,780	$1,423,501

		$1,423,501

Diversified Consumer Services — 0.7%
American Public Education, Inc.(1)	19,070	$662,492

		$662,492

Electronic Equipment, Instruments & Components — 4.8%
FLIR Systems, Inc.(1)	59,640	$1,668,131
National Instruments Corp.	52,090	1,439,246
Trimble Navigation, Ltd.(1)	58,680	1,403,039

		$4,510,416

Energy Equipment & Services — 3.4%
CARBO Ceramics, Inc.	31,610	$1,629,495
Dril-Quip, Inc.(1)	32,800	1,628,192

		$3,257,687

Food Products — 2.8%
Corn Products International, Inc.	49,440	$1,410,029
Ralcorp Holdings, Inc.(1)	20,990	1,227,285

		$2,637,314

Health Care Equipment & Supplies — 4.3%
IDEXX Laboratories, Inc.(1)	25,970	$1,298,500
West Pharmaceutical Services, Inc.	33,935	1,378,100
Wright Medical Group, Inc.(1)	78,850	1,408,261

		$4,084,861

Health Care Providers & Services — 1.5%
VCA Antech, Inc.(1)	54,200	$1,457,438

		$1,457,438

Hotels, Restaurants & Leisure — 3.0%
Bally Technologies, Inc.(1)	36,680	$1,407,412
Scientific Games Corp., Class A(1)	88,680	1,403,804

		$2,811,216

Household Products — 1.4%
Church & Dwight Co., Inc.	22,585	$1,281,473

		$1,281,473

Insurance — 1.5%
HCC Insurance Holdings, Inc.	51,140	$1,398,679

		$1,398,679

Internet Software & Services — 1.3%
Akamai Technologies, Inc.(1)	60,310	$1,186,901

		$1,186,901

IT Services — 3.4%
Euronet Worldwide, Inc.(1)	74,215	$1,783,386
ManTech International Corp., Class A(1)	29,300	1,381,788

		$3,165,174

Security	Shares	Value
Machinery — 1.0%
Bucyrus International, Inc.	27,150	$967,083

		$967,083

Media — 1.7%
Arbitron, Inc.	78,130	$1,621,979

		$1,621,979

Metals & Mining — 3.8%
IAMGOLD Corp.	130,770	$1,849,088
Walter Energy, Inc.	29,680	1,782,581

		$3,631,669

Multi-Utilities — 1.2%
CMS Energy Corp.	83,490	$1,118,766

		$1,118,766

Multiline Retail — 1.5%
Big Lots, Inc.(1)	57,440	$1,437,149

		$1,437,149

Oil, Gas & Consumable Fuels — 6.3%
Arch Coal, Inc.	75,920	$1,680,109
Brigham Exploration Co.(1)	153,470	1,393,508
Petrohawk Energy Corp.(1)	29,110	704,753
Pioneer Natural Resources Co.	21,900	794,751
Range Resources Corp.	13,160	649,578
SandRidge Energy, Inc.(1)	57,350	743,256

		$5,965,955

Personal Products — 3.4%
Chattem, Inc.(1)	22,675	$1,505,847
Mead Johnson Nutrition Co., Class A	37,854	1,707,594

		$3,213,441

Pharmaceuticals — 1.6%
Perrigo Co.	45,880	$1,559,461

		$1,559,461

Professional Services — 2.8%
FTI Consulting, Inc.(1)	31,750	$1,352,867
Robert Half International, Inc.	52,930	1,324,309

		$2,677,176

Road & Rail — 3.4%
Genesee & Wyoming, Inc., Class A(1)	42,740	$1,295,877
Kansas City Southern(1)	73,280	1,941,187

		$3,237,064

Semiconductors & Semiconductor Equipment — 6.4%
Atheros Communications, Inc.(1)	24,630	$653,434
Cirrus Logic, Inc.(1)	116,480	647,629
Micron Technology, Inc.(1)	94,930	778,426
ON Semiconductor Corp.(1)	142,370	1,174,552
Teradyne, Inc.(1)	80,032	740,296
Tessera Technologies, Inc.(1)	48,320	1,347,645
Varian Semiconductor Equipment Associates, Inc.(1)	20,790	682,744

		$6,024,726

Software — 3.1%
Sybase, Inc.(1)	40,429	$1,572,688
Synopsys, Inc.(1)	62,150	1,393,403

		$2,966,091

Security	Shares	Value
Specialty Retail — 3.3%
Advance Auto Parts, Inc.	31,060	$1,220,037
Hibbett Sports, Inc.(1)	44,240	806,495
Jo-Ann Stores, Inc.(1)	42,040	1,127,933

		$3,154,465

Textiles, Apparel & Luxury Goods — 1.8%
Hanesbrands, Inc.(1)	81,194	$1,737,552

		$1,737,552

Total Common Stocks (identified cost $75,558,494)		$90,840,494

Short-Term Investments — 3.8%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(2)	$3,533	$3,532,979

Total Short-Term Investments (identified cost $3,532,979)		$3,532,979

Total Investments — 100.0% (identified cost $79,091,473)		$94,373,473

Other Assets, Less Liabilities — 0.0%		$36,207

Net Assets — 100.0%		$94,409,680

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended September 30, 2009 was $2,679.

The Portfolio did not have any financial instruments outstanding at September 30, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$79,285,059

Gross unrealized appreciation	$16,360,277
Gross unrealized depreciation	(1,271,863)

Net unrealized appreciation	$15,088,414

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$90,840,494	$—	$—	$90,840,494
Short-Term Investments	3,532,979	—	—	3,532,979

Total Investments	$94,373,473	$—	$—	$94,373,473

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Small-Cap Portfolio

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	November 23, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	November 23, 2009